Restructuring (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Summary Of Restructuring-Related Costs
Our total restructuring-related costs for the three years ended December 31 were comprised of:

	Year Ended December 31
	2013	2012	2011
Continuing operations:
Charged to other (income) expense, net:
Severance and other restructuring costs	$2.1	$3.2	$4.0
(Gain) loss from sale of assets	(.2)	.3	(.1)
Inventory obsolescence charged to cost of goods sold	—	—	1.2
Total continuing operations	1.9	3.5	5.1
Discontinued operations (reported on the Statements of Operations in “Earnings (loss) from discontinued operations, net of tax”):	(.3)	2.2	4.8
Total restructuring and restructuring-related costs	$1.6	$5.7	$9.9

Summary Of Restructuring-Related Cost Incurred By Segment
The following table contains information, by segment, regarding the amount of each major type of restructuring-related cost incurred in connection with the exit activities.

	Restructuring Charges 2013	(Gain)/Loss on Sale of Assets 2013	Total Amount Incurred in 2013	Total Amount Incurred in 2012 (2)	Total Amount Incurred in 2011 (3)	Total Amount Incurred To Date
Continuing operations:
Residential Furnishings	$.8	$—	$.8	$.5	$.5	$1.8
Industrial Materials	—	—	—	.5	.5	1.0
Total continuing operations (1)	.8	—	.8	1.0	1.0	2.8
Discontinued operations:
Commercial Fixturing & Components - Store Fixtures	—	(.1)	(.1)	.9	1.2	2.0
Industrial Materials - Wire dishwasher racks	(.1)	—	(.1)	.3	.6	.8
Total discontinued operations	(.1)	(.1)	(.2)	1.2	1.8	2.8
Total	$.7	$(.1)	$.6	$2.2	$2.8	$5.6
______________________________
The above table includes cash charges incurred to date of $4.4.

(1)	Restructuring charges are reported on the Statements of Operations in “Other (income) expense, net.”

(2)	The 2012 charges consist of $2.5 of restructuring charges and ($.3) of (gain)/loss on sale of assets.

(3)	The 2011 charges consist of $1.2 of restructuring charges and $1.6 of inventory obsolescence.

2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Accrued Liability
The accrued liability associated with the 2011 Restructuring Plan consisted of the following:

	Balance at December 31, 2011	2012 Charges	2012 Payments	Balance at December 31, 2012	2013 Charges	2013 Payments	Balance at December 31, 2013
Termination benefits	$.9	$.7	$1.3	$.3	$(.1)	$.2	$—
Contract termination costs	—	.1	.1	—	—	—	—
Other restructuring costs	.3	1.7	1.9	.1	.8	.9	—
	$1.2	$2.5	$3.3	$.4	$.7	$1.1	$—

Other Initiatives
Restructuring Cost and Reserve [Line Items]
Summary Of Restructuring-Related Costs
Total costs associated with these other initiatives have had the following impact on our financial statements:

	Year Ended December 31
	2013	2012	2011
Continuing operations:
Charged to other (income) expense, net:
Severance and other restructuring costs	$1.3	$2.2	$3.0
(Gain) loss from sale of assets	(.2)	.3	(.1)
Inventory obsolescence charged to cost of goods sold	—	—	1.2
Total continuing operations	1.1	2.5	4.1
Discontinued operations:
Severance and other restructuring costs	.3	2.8	2.3
Gain from sale of assets	(.4)	(1.8)	—
Inventory obsolescence charged to cost of goods sold	—	—	.7
Total discontinued operations	(.1)	1.0	3.0
Total of other initiatives	$1.0	$3.5	$7.1
Portion of total that represents cash charges	$1.6	$5.0	$5.3

Summary Of Restructuring And Restructuring-Related Charges (Income) Continuing Operations By Segment
Restructuring and restructuring-related charges (income) by segment for the other initiatives were as follows:

	Year Ended December 31
	2013	2012	2011
Continuing operations:
Residential Furnishings	$.9	$1.8	$2.9
Industrial Materials	(.1)	.1	1.1
Specialized Products	.3	.6	.1
Total continuing operations	1.1	2.5	4.1
Discontinued operations	(.1)	1.0	3.0
Total	$1.0	$3.5	$7.1

Accrued Liability
The accrued liability associated with the other initiatives consisted of the following:

	Balance at December 31, 2011	2012 Charges	2012 Payments	Balance at December 31, 2012	2013 Charges	2013 Payments	Balance at December 31, 2013
Termination benefits	$.5	$1.6	$1.3	$.8	$.4	$1.1	$.1
Contract termination costs	.6	1.1	1.1	.6	.1	.7	—
Other restructuring costs	.6	2.3	2.6	.3	1.1	.7	.7
	$1.7	$5.0	$5.0	$1.7	$1.6	$2.5	$.8